Acquisition of Navios Midstream (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Combinations [Abstract]
Fair value of previously held interest (58.97%)		$ 31,515
Equity issuance (3,683,284 Navios Acquisition shares * $6.24)		22,984
Total purchase price		54,499
Fair value of assets and liabilities acquired:
Vessels		234,000
Current assets (including cash of $25,260)		64,530
Favourable lease terms		36,900
Long term debt assumed (including current portion)		(198,337)
Current liabilities		(13,643)
Fair value of net assets acquired		123,450
Bargain purchase gain	$ 0	$ 68,951	$ 0